Investments in associates and joint venture - Statements of financial position of Cerro Verde under IFRS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
Current assets	$ 739,545	$ 589,152
Non-current assets	3,822,266	3,390,465
Current liabilities	(844,937)	(360,436)
Non-current liabilities	(1,178,343)	(819,324)
Equity	2,538,531	2,799,857	$ 2,968,200	$ 3,028,226
Sociedad Minera Cerro Verde S.A.A
Investments in associates and joint ventures
Current assets	2,157,182	1,754,888
Non-current assets	5,967,382	6,012,571
Current liabilities	(1,252,095)	(450,680)
Non-current liabilities	(745,463)	(1,681,451)
Equity	$ 6,127,006	$ 5,635,328